Statement of Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
In US$ thousands	2016	2015

Additional Cash Flow Information:

Interest paid	$176	$23